PROVISON FOR RECLAMATION AND REHABILITATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Provison For Reclamation And Rehabilitation 1	$ 2,148
Provison For Reclamation And Rehabilitation 2	1,775
Provison For Reclamation And Rehabilitation 3	4,076
Provison For Reclamation And Rehabilitation 4	$ 50
Provison For Reclamation And Rehabilitation 5	2.10%
Provison For Reclamation And Rehabilitation 6	1.80%
Provison For Reclamation And Rehabilitation 7	2.00%